Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation of Financial Statements to Form 5500

	December 31,
	2025	2024
	(In thousands)
Net assets available for benefits per the financial statements	$10,853,889	$10,283,475

Benefits payable to participants at year-end	(1,031)	(2,133)

Net assets available for benefits per the Form 5500	$10,852,858	$10,281,342

A reconciliation of benefits paid to participants per the financial statements to benefits paid to participants per the Form 5500 for the year ended December 31, 2025, was as follows:

(In thousands)
Benefits paid to participants per the financial statements	$(1,163,112)

Add: Benefits payable to participants at December 31, 2025	(1,031)

Less: Benefits payable to participants at December 31, 2024	2,133

Total benefits paid to participants per the Form 5500	$(1,162,010)